Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Other receivables

Note 7 - Other Receivables

As at December 31
2019	2018
$ millions	$ millions

Government institutions	98	108
Current tax assets	87	79
Financial asset at amortized cost *	67	-
Prepaid expenses	51	52
Investments at fair value through other comprehensive income	40	-
Other	60	56
	403	295

* See Note 8B.